EQUIPMENT (Tables)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of Property and equipment

Property and equipment as of March 31, 2021 and December 31, 2020 consisted of the following:

	March 31, 2021	December 31, 2020
Property and equipment, at cost	2,076,710	718,884
Accumulated depreciation	(1,435,419)	(37,532)
Property and equipment, net	641,291	681,352

Property and equipment as of December 31, 2020 and 2019 consisted of the following:

	2020	2019
Property and equipment, at cost	718,884	88,758
Accumulated depreciation	(37,532)	(51,029)
Property and equipment, net	681,352	37,729

Copa Di Vino Corporation [Member]
Schedule of Property and equipment

Property and equipment consist of the following at September 30, 2020 and December 31, 2019:

	2020	2019

Leasehold improvements	$1,005,673	$1,005,673
Machinery and equipment	1,487,063	1,486,213
Tanks	164,195	164,195
Furniture and fixtures	54,750	54,750

	2,711,681	2,710,831

Less accumulated depreciation and amortization	(1,816,743)	(1,693,479)

	894,938	1,017,352

Construction in progress	26,098	19,799

Total property and equipment, net	$921,036	$1,037,151

Property and equipment consist of the following at December 31, 2019 and 2018:

	2019	2018

Leasehold improvements	$1,005,673	$1,003,697
Machinery and equipment	1,486,213	1,479,139
Tanks	164,195	164,195
Furniture and fixtures	54,750	53,363
	2,710,831	2,700,394

Less accumulated depreciation and amortization	(1,693,479)	(1,520,132)
	1,017,352	1,180,262

Construction in progress	19,799	5,086

Total property and equipment, net	$1,037,151	$1,185,348

Canfield [Member]
Schedule of Property and equipment

Property and equipment are recorded at cost and consist of the following:

	December 31,
	2019	2018
Office equipment	$2,934	$2,934
Vehicles	70,208	70,208
Wheelchair rental pool	66,191	78,392
Total property and equipment	139,333	151,534
Accumulated depreciation	(95,488)	(92,907)
Net property and equipment	$43,845	$58,627

Schedule of estimated useful lives of equipment	Depreciation is computed using the straight-line method based upon estimated useful lives as follows:
Office equipment	7 years
Vehicles	5 years
Wheelchair rental pool	13 months